Lease liability	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Lease liability [Text Block]

17. Lease liability

Balance, January 1, 2021	$63,514
Additional capitalized leases	49,695
Lease payments	(37,719)
Accretion and other movements [1]	2,512
Balance, December 31, 2021	$78,002
Additional capitalized leases	27,984
Lease payments	(35,770)
Derecognized leases	(8,918)
Accretion and other movements	(279)
Balance, December 31, 2022	$61,019

[1] Includes $1,844 of sale lease back additions to ROU leases.

Lease liabilities are reflected in the consolidated balance sheets as follows:

	Dec. 31, 2022	Dec. 31, 2021
Current	$16,156	$33,529
Non-current	44,863	44,473
	$61,019	$78,002

Hudbay has entered into leases which expire between 2023 and 2033. The interest rates on leases which were capitalized have interest rates between 2.50% and 7.43%, per annum. The range of interest rates utilized for discounting varies depending mostly on the Hudbay entity acting as lessee and duration of the lease. For certain leases, Hudbay has the option to purchase the equipment and vehicles leased at the end of the terms of the leases. Hudbay's obligations under these leases are secured by the lessor's title to the leased assets. The present value of applicable lease payments has been recognized as an ROU asset, which was included as a non-cash addition to property, plant and equipment, and a corresponding amount as a lease liability.

There are no restrictions placed on Hudbay by entering into these leases.

The following outlines expenses recognized within the Company's consolidated income statements, relating to leases for which a recognition exemption was applied.

	Year ended December 31,
	2022	2021
Short-term leases	$25,781	$38,092
Low value leases	652	407
Variable leases	55,673	58,626
Total	$82,106	$97,125

Payments made for short-term, low value and variable leases would mostly be captured as expenses in the consolidated income statements, however, certain amounts may be capitalized to PP&E for the Arizona segment during its development phase and certain amounts may be reported in inventories given the timing of sales. Variable payment leases include equipment used for heavy civil works at Constancia.